CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE DEBT
Schedule of fair value of derivative liability

December 31,
2021
Balance at December 31, 2020	$—
Derivative liability at issuance	3,432,558
Change in fair value of the derivative liability	1,936,191
Foreign exchange loss	11,129
Balance at December 31, 2021	$5,379,878